Defiance Daily Target 2X Long STX ETF

Schedule of Investments

June 30, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 19.3%
Money Market Funds - 6.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(a)	2,235,112	$2,235,112

U.S. Treasury Bills - 12.4%	Principal Amount	Value
U.S. Treasury Bill, 7/23/2026, 3.50%(b)(c)	$4,023,000	4,014,142

TOTAL SHORT-TERM INVESTMENTS (Cost $6,249,397)		6,249,254

TOTAL INVESTMENTS - 19.3% (Cost $6,249,397)		$6,249,254
Other Assets in Excess of Liabilities - 80.7%		26,209,909
TOTAL NET ASSETS - 100.0%		$32,459,163

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(b)	The rate shown is the annualized effective yield as of June 30, 2026.
(c)	All or a portion of this security has been pledged as collateral for total return swap contracts. As of June 30, 2026, the total value of securities pledged as collateral is $4,014,142.

Defiance Daily Target 2X Long STX ETF

Schedule of Total Return Swaps Contracts

June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - 0.0%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Seagate Technology Holdings PLC	National Bank of Canada Financial, Inc.	Receive	OBFR + 5.50%	Termination(a)	01/31/2033	$13,075,750	$—
Seagate Technology Holdings PLC	Clear Street LLC	Receive	OBFR + 2.00%	Termination(b)	05/09/2028	15,287,530	—
Seagate Technology Holdings PLC	Marex Capital Markets, Inc.	Receive	OBFR + 2.50%	Termination(c)	04/21/2033	11,580,000	—
Seagate Technology Holdings PLC	Cantor Fitzgerald & Co.	Receive	OBFR + 15.00%	Termination(d)	11/30/2028	14,089,000	—
Seagate Technology Holdings PLC	Nomura Securities International, Inc.	Receive	OBFR + 5.25%	Termination(e)	03/31/2033	10,904,500	—
							—

Net Unrealized Appreciation (Depreciation)							$—

OBFR	Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

PLC	Public Limited Company

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.